Organization, Consolidation and Principal Activities - Summary of Cash Flows of the VIE included in the Company's Consolidated Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net cash provided by (used in) operating activities	¥ (30,893)	$ (4,847)	¥ 11,110	¥ 17,624
Net cash provided (used in) by investing activities	(110,413)	(17,326)	(187,083)	12,483
Net cash provided by (used in) financing activities	68,673	10,777	153,093	80,550
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by (used in) operating activities	(27,699)	(4,347)	30,389	17,521
Net cash provided (used in) by investing activities	(112,604)	(17,669)	(56,535)	12,484
Net cash provided by (used in) financing activities	68,673	10,776	(7,119)	80,550
Effect of exchange rate changes on cash	0	0	(4)	(1,221)
Net increase (decrease) in cash	¥ (71,630)	$ (11,240)	¥ (33,269)	¥ 109,334